Stockholders' Equity (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 22, 2017	Feb. 28, 2017	Feb. 13, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 15, 2017	Mar. 09, 2017	Aug. 02, 2016	Dec. 31, 2015	Apr. 19, 2015
Reverse stock split			1-for-60	1-for-60	1-for-60
Common stock, shares outstanding				41,924,720	16,095,929			16,095,929	2,841,342
Common stock shares issued				41,924,720	16,095,929			16,095,929	2,841,342
Common stock shares authorized				975,000,000	975,000,000				16,250,000
Preferred stock, shares issued						1,160,941
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001			$ 0.001
Between March 15, 2017 and March 31, 2017 [Member]
Number of common stock shares issued				4,533,682
Cashless exercise of warrant				7,468,597
Between March 28, 2017 and March 31, 2017 [Member]
Number of common stock shares issued				6,340,000
Cashless exercise of warrant				31,700
January Offer [Member]
Number of warrant shares issued							30,130,861
Common stock shares authorized							12,052,344
Preferred stock, shares issued							210,919
April Offer [Member]
Number of warrant shares issued							28,154,980
Common stock shares authorized							20,110,699
Preferred stock, shares issued							104,391
January Agreement and April Offer [Member]
Number of warrant shares issued										112,782,487
Common stock shares authorized										14,517,352
CSC Agreement [Member]
Number of common stock shares issued	833,333
Number of common stock shares issued value	$ 61,667
Payment to acquire cash payment	$ 200,000
2017 Activities [Member]
Reverse stock split		60:1 reverse stock split
Common stock, shares outstanding		4,370
Minimum [Member]
Common stock, shares outstanding					952,756,004
Maximum [Member]
Common stock, shares outstanding					15,879,267